Condensed Consolidated Statements of Operations (unaudited) - USD ($)	3 Months Ended			9 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015
Income Statement [Abstract]
Contract research and government grants	$ 294,464		$ 234,334	$ 453,532	$ 234,334
Revenue	14,500			14,500
Total revenue	308,964		234,334	468,032	234,334
Operating expenses
Research and development	1,162,138	709,314	375,779	2,590,698	1,049,391	244,635	1,758,701	1,222,194	470,987
General and administrative expenses	1,203,641	968,734	480,757	4,533,652	1,966,561	339,214	2,935,299	2,647,800	920,031
Total operating expenses	2,365,779	1,678,048	856,536	7,124,350	3,015,952	583,849	4,694,000	3,869,994	1,391,018
Loss from operations	(2,056,815)	(1,678,048)	(622,202)	(6,656,318)	(2,781,618)	(583,849)	(4,694,000)	(3,869,994)	(1,391,018)
Other income (expense)
Grant income		20,500				137,500	254,834	264,333	167,499
Other income			500		500		500	500
Interest income	671	186	305	970	1,153		1,339	1,328	175
Change in fair value of derivative liabilities	(8,028)	(860,275)	(127,994)	(877,490)	(108,565)		(968,840)	(106,994)	1,571
Total other income (expense)	(7,357)	(839,589)	(127,189)	(876,520)	(106,912)	137,500	(712,167)	159,167	169,245
Net loss	$ (2,064,172)	$ (2,517,637)	$ (749,391)	$ (7,532,838)	$ (2,888,530)	$ (446,349)	$ (5,406,167)	$ (3,710,827)	$ (1,221,773)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.12)	$ (0.17)	$ (0.06)	$ (0.46)	$ (0.22)	$ (0.08)	$ (0.40)	$ (0.32)	$ (0.20)
Weighted average common shares outstanding - basic and diluted (in shares)	17,691,114	15,111,088	13,161,247	16,419,225	12,854,810	5,493,200	13,349,482	11,702,313	6,240,780